Credit risk - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ 870,816	£ 846,753
Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	459,857	449,745
Gross carrying amount | Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	463,048	453,462	£ 459,417
Gross carrying amount | Total loans and advances to customers | Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	6,338	7,038
Gross carrying amount | Total loans and advances to customers | Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,079	3,543
Gross carrying amount | Total loans and advances to customers | Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	4,569	3,468
Gross carrying amount | Total loans and advances to customers | Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	36,924	35,112
Gross carrying amount | Total loans and advances to customers | Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	17,144	17,374
Gross carrying amount | Total loans and advances to customers | Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,972	4,021
Gross carrying amount | Total loans and advances to customers | Mining and quarrying
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	169	335
Gross carrying amount | Total loans and advances to customers | Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	330,840	323,627
Gross carrying amount | Total loans and advances to customers | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	28,015	25,342
Gross carrying amount | Total loans and advances to customers | Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,162	2,654
Gross carrying amount | Total loans and advances to customers | Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	19,252	20,904
Gross carrying amount | Total loans and advances to customers | Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	9,584	10,044
Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	(3,481)	(4,084)
Allowance for expected credit losses | Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ (3,191)	£ (3,717)	£ (4,518)